Other assets	6 Months Ended
Jun. 30, 2022
Other assets
Other assets

Other assets

(in €)	As of June 30, 2022 (unaudited)	As of December 31, 2021

Non-current other assets
Prepaid expense	341,666	336,566
Total	341,666	336,566
Current other assets
Prepayments on research & development projects	8,785,786	10,649,174
Current tax assets	1,518,072	1,282,177
Prepaid expense	1,343,166	334,284
Other	1,645	-
Total	11,648,669	12,265,635

Prepaid expense mainly consisted of prepaid insurance expense.

As of June 30, 2022, prepayments on research & development (R&D) projects amounted to €8.8 million compared to €10.6 million as of December 31, 2021, and consisted of prepayments on clinical and R&D material production contracts.